STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (677)	$ 8	$ (592)
Adjustments required to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of fixed assets	10
Stock based compensation	10	58	52
Decrease (increase) in other current assets	(11)	17	134
Increase (decrease) in current liabilities	56	(43)	(131)
Amortization of premium on marketable securities, net			19
Decrease (increase) in fair value of investment in BioCancell and gain/loss on sale of BioCancell securities	245	(574)	799
Fair value of shares received in connection with BioCancell investment related to consulting services			(29)
Net cash (used in) provided by operating activities	(367)	(534)	252
Cash flows from investing activities:
Proceeds from sale of available-for-sale marketable securities			2,250
Proceeds from sale of BioCancell securities	67	420	20
Purchase of fixed assets	(98)
Proceeds from maturity of BioCancell convertible note			2,000
Net cash provided by (used for) investing activities	(31)	420	4,270
(Decrease) increase in cash and cash equivalents	(398)	(114)	4,522
Cash and cash equivalents at the beginning of the year	9,120	9,234	4,712
Cash and cash equivalents at the end of the year	8,722	9,120	9,234
Supplemental disclosure of cash flows activities:
Cash transactions during the year for: Taxes paid			$ (117)